N-4	Aug. 23, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	MUTUAL OF AMERICA SEPARATE ACCOUNT NO 2
Entity Central Index Key	0000743415
Entity Investment Company Type	N-4
Document Period End Date	Apr. 30, 2024
Amendment Flag	false
C000025767 [Member]
Prospectus:
Prospectuses Available [Text Block]	The following replaces the entry for the MoA Money Market Fund underlying fund in Appendix A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE IRA CONTRACTS at the back of your Prospectus :
C000025767 [Member] | MoA US Government Money Market Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital
Portfolio Company Name [Text Block]	MoA US Government Money Market Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	1.06%